INVESTMENTS - Investment Gains (Losses), Net (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net Investment Income [Line Items]
Investment gains (losses), net	$ (945)	$ 868	$ 744
Fixed maturities
Net Investment Income [Line Items]
Investment gains (losses), net	(868)	847	828
Mortgage loans on real estate
Net Investment Income [Line Items]
Investment gains (losses), net	(66)	19	(45)
Other equity investments
Net Investment Income [Line Items]
Investment gains (losses), net	0	0	30
Other investment income
Net Investment Income [Line Items]
Investment gains (losses), net	$ (11)	$ 2	$ (69)